Leases - summary of Amounts Recognized in Consolidated Statement of Operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	€ 45.6	€ 45.2	€ 58.8
Interest on lease liabilities	8.6	5.7	5.1
Expense related to short-term leases and leases of low-value assets	43.3	58.9	27.1
Total amounts recognized in profit or loss	97.5	109.8	91.0
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	42.2	40.7	35.2
Production facilities
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	0.0	3.0	23.1
Other operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	€ 3.4	€ 1.5	€ 0.5